Prepaid expenses and other current assets - Movement of the allowances for the credit losses (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepaid expenses and other current assets
Balance at beginning of year	¥ 764,600	$ 110,857	¥ 1,987,960
Reversal of provision of credit losses for earnings rights associated with the loan assets	¥ (764,600)	$ (110,857)	(1,223,360)
Balance at end of year			¥ 764,600